FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of detailed information about foreign currency risk (Details)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents		$ 1,498,698		$ 639,680	$ 182,175	$ 154,154
Advances receivable and prepaids		1,144,014		408,729
Employee retention allowance		(162,957)		(177,284)	$ (173,110)
Amounts held in foreign currencies [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 41,121		$ 56,876
Advances receivable and prepaids	417,142		420,120
Accounts payable and accrued liabilities	(480,171)		(653,175)
Due from related parties	27,012		714,283
Employee retention allowance	(234,471)		(234,471)
Loans	0		(40,000)
Total foreign currency financial assets and liabilities	$ (229,367)	$ (159,410)	$ 263,632	$ 199,335
Foreign exchange rate at December 31	0.695	0.695	0.7561	0.7561
Impact of a 10% strengthening of the US $ on net loss	$ (15,941)		$ 19,934